UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09373

                      OPPENHEIMER SENIOR FLOATING RATE FUND
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
     ---------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

            Date of reporting period: AUGUST 1, 2003 - JULY 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended July 31, 2004.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
The Fund's performance during the reporting period was driven primarily by improving business conditions for most issuers of senior floating-rate debt, as well as rising demand for this asset class. Lower default rates also added to investor confidence. At the same time, in the wake of the highly publicized accounting scandals of 2001 and 2002, many U.S. corporations took steps to strengthen their balance sheets by paying down debt and cutting expenses. As investor confidence improved, demand for senior floating-rate loans increased, benefiting their prices.
   Although short-term interest rates remained near historical lows for much of the reporting period, the London Interbank Offer Rate (LIBOR) began to rise during the second quarter of 2004 as investors began to anticipate a less accommodative monetary policy from the U.S. Federal Reserve Board. The emergence of potential inflationary pressures--including greater job growth and higher energy prices--prompted the Fed to raise the overnight federal funds rate from 1% to 1.25% on June 30, 2004. Because shorter-term LIBOR rates tend to anticipate changes in the federal funds rate, yields of senior floating-rate loans began to rise well before the Fed actually implemented its June 30 rate hike.
   In this improving market environment, the Fund received especially strong contributions to its performance from its investments in the energy, wireless telecommunications and transportation sectors, all of which represented overweighted positions in the Fund and contributed positively to the Fund's performance. On the other hand, the broadcasting, health care and cable television industry groups generally failed to keep pace with other market sectors. While these sectors produced disappointing results relative to other areas of the floating-rate senior loan market and hindered the Fund's returns somewhat, they nonetheless produced positive absolute returns over the reporting period. In addition, because we maintained a lower level of exposure than the benchmark to most of the market's lagging sectors, their adverse impact on the Fund's performance was relatively limited.

9 | OPPENHEIMER SENIOR FLOATING RATE FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

   As market conditions improved, we became more comfortable with loans carrying lower credit ratings and therefore took explicit steps to shift the Fund into loans that passed our stringent review process. We also placed slightly greater emphasis on market sectors that we considered to be economically sensitive, including the energy, automobile, transportation, chemicals and metals industry groups.
   As of end of the reporting period, we remain optimistic about the prospects for senior floating-rate loans for the remainder of 2004. Although loan spreads have started to fall, a rising short-term interest rate environment, caused by further increases in the Fed Funds rate, will likely be positive for the asset class.

10 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON INCOME OR GAINS PAID BY THE FUND OR ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.THE FUND'S INVESTMENT ADVISOR HAS VOLUNTARILY UNDERTAKEN TO WAIVE THE FIRST 0.20% OF ITS MANAGEMENT FEE. THIS WAIVER CAN BE MODIFIED OR TERMINATED AT ANY TIME BY THE ADVISOR. THIS WAIVER INCREASES THE FUND'S INCOME AND YIELD. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

Oppenheimer Senior Floating Rate Fund is a continuously offered closed-end fund whose shares are not listed on any stock exchange or national quotation service. The Fund's shares are not redeemable for cash daily but the Fund seeks to provide a degree of liquidity to shareholder by making quarterly offers to repurchase a portion of the Fund's shares. However, there can be no assurance that the Fund will be able to repurchase all shares tendered in a particular repurchase offer. Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested. Shares of the Fund will fluctuate and the Fund is not a money market fund.

Please note that Oppenheimer Senior Floating Rate Fund has a limited operating history. The inception date of all classes is 9/8/99. Therefore you should not consider the performance shown to be indicative of long-term results. The Fund is not intended as an investor's only investment, but to complement other holdings.

CLASS A shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 9/8/99. Class B total returns are shown net of the applicable early withdrawal charge of 3% (one-year) or 1% (since inception). Class B shares are subject to an annual 0.50% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/8/99. Class C shares are shown net of the applicable 1% early withdrawal charge for the one-year period. Class C shares are subject to an annual 0.50% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

11 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

12 | OPPENHEIMER SENIOR FLOATING RATE FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              BEGINNING        ENDING           EXPENSES PAID
                              ACCOUNT          ACCOUNT          DURING 6 MONTHS
                              VALUE (2/1/04)   VALUE (7/31/04)  ENDED 7/31/04
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,034.10         $4.80
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,020.14          4.77
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,030.10          7.77
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,017.21          7.72
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,030.30          7.47
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,017.50          7.42

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those expense ratios for the 6-month period ended July 31, 2004 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        0.95%
------------------------
Class B        1.54
------------------------
Class C        1.48

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.
--------------------------------------------------------------------------------

13 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  July 31, 2004
--------------------------------------------------------------------------------


                                                                                                        PRINCIPAL          VALUE
                                                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 CORPORATE LOANS--111.0%
------------------------------------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--34.0%
------------------------------------------------------------------------------------------------------------------------------------
 AUTO COMPONENTS--8.2%
 Collins & Aikman Corp., Sr. Sec. Credit Facilities Letter of Credit
 Term Loan, 6%, 12/31/05 1,2                                                                          $ 2,456,140   $  2,480,702
------------------------------------------------------------------------------------------------------------------------------------
 Collins & Aikman Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche A1, 6%, 12/31/05 1,2                                                                           1,488,036      1,490,826
 Tranche B, 7.75%, 12/21/05 1,2                                                                         1,348,383      1,362,541
------------------------------------------------------------------------------------------------------------------------------------
 Exide Technologies, Sr. Sec. Credit Facilities Term Loan:
 Tranche US, 4.813%, 12/31/08 1,2                                                                       3,000,000      3,026,250
 Tranche EU, 4.813%, 12/31/08 1,2                                                                       3,000,000      3,013,125
------------------------------------------------------------------------------------------------------------------------------------
 Federal Mogul Corp., Sr. Sec. Credit Facilities Pre-petition Revolving
 Credit Loan, Tranche B, 2/24/05 1,2,4                                                                  5,353,185      4,976,792
------------------------------------------------------------------------------------------------------------------------------------
 Federal Mogul Corp., Sr. Sec. Credit Facilities Term Loan, Debtor in
 Possession, Tranche B, 4.313%-4.50%, 2/6/05 1,2                                                        3,838,162      3,871,746
------------------------------------------------------------------------------------------------------------------------------------
 Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 1st Lien
 Asset-Backed Loan, 5.179%, 3/31/06 1,2                                                                 2,000,000      2,014,376
------------------------------------------------------------------------------------------------------------------------------------
 Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien
 Asset-Backed Loan, 6.059%, 3/31/06 1,2                                                                 5,000,000      5,064,065
------------------------------------------------------------------------------------------------------------------------------------
 Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities Revolving
 Credit Loan, 1%, 4/30/05 1,2                                                                           5,000,000      4,987,500
------------------------------------------------------------------------------------------------------------------------------------
 Grand Vehicle Works Holdings Corp., Sr. Sec. Credit Facilities 1st Lien
 Term Loan, Tranche B, 7/30/11 1,2,4                                                                   10,000,000      9,987,500
------------------------------------------------------------------------------------------------------------------------------------
 Mark IV Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.57%-4.87%, 6/23/11 1,2                                                                   10,000,000     10,165,630
------------------------------------------------------------------------------------------------------------------------------------
 Meridian Automotive Systems, Inc., Sr. Sec. Credit Facilities
 1st Lien Term Loan:
 Tranche B, 3/23/10 1,2,4                                                                               2,000,000      1,997,500
 Tranche B, 6%-6.086%, 3/23/10 2                                                                        7,481,250      7,471,898
------------------------------------------------------------------------------------------------------------------------------------
 Metaldyne Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche D, 5.875%, 12/31/09 2                                                                          7,129,963      7,143,332
------------------------------------------------------------------------------------------------------------------------------------
 Progressive Group of Cos., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 6.639%, 8/11/07 1,2                                                                         2,547,564      2,565,079
------------------------------------------------------------------------------------------------------------------------------------
 Safelite Glass Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 4.98%, 12/17/07 1,2                                                                         1,315,954      1,266,606
 Tranche B, 5.48%, 12/17/07 1,2                                                                         2,115,296      2,035,972
------------------------------------------------------------------------------------------------------------------------------------
 Tenneco Automotive, Inc., Sr. Sec. Credit Facilities Letter of
 Credit Term Loan, Tranche B, 4.36%, 12/12/08 1,2                                                       1,551,724      1,583,728
------------------------------------------------------------------------------------------------------------------------------------
 Tenneco Automotive, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.253%, 12/12/10 1,2                                                                        3,431,034      3,498,942
------------------------------------------------------------------------------------------------------------------------------------
 TI Automotive Ltd., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 4.838%, 6/7/11 2                                                                           10,130,000     10,186,981
------------------------------------------------------------------------------------------------------------------------------------
 Tower Automotive, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 5.82%, 5/24/09 2                                                                            8,000,000      8,026,664

14 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                                        PRINCIPAL          VALUE
                                                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 AUTO COMPONENTS Continued
 Transportation Technologies Industry, Inc., Sr. Sec. Credit Facilities
 1st Lien Term Loan, 4.985%-5.36%, 3/14/09 1,2                                                        $ 1,995,000   $  2,009,962
------------------------------------------------------------------------------------------------------------------------------------
 Transportation Technologies Industry, Inc., Sr. Sec. Credit Facilities
 2nd Lien Term Loan, Tranche B, 8.75%, 3/14/09 1,2                                                      4,000,000      4,072,500
                                                                                                                    ----------------
                                                                                                                     104,300,217

------------------------------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--5.4%
 Aladdin Gaming LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 2.946%, 2/26/08 1,2                                                                         4,000,000      4,020,000
------------------------------------------------------------------------------------------------------------------------------------
 AMF Bowling Worldwide, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.15%-4.67%, 8/5/09 1,2                                                                     2,743,125      2,769,700
------------------------------------------------------------------------------------------------------------------------------------
 Buffets, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 4.59%, 2/24/11 2                                                                            7,573,771      7,709,864
 Tranche B, 4.98%, 2/24/11 1,2                                                                          2,621,861      2,668,974
------------------------------------------------------------------------------------------------------------------------------------
 Caribbean Restaurants LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.617%, 5/25/09 2                                                                           9,000,000      9,123,750
------------------------------------------------------------------------------------------------------------------------------------
 CKE Restaurants, Inc., Sr. Sec. Credit Facilities Term Loan, 4.375%, 5/28/10 1,2                       6,605,487      6,729,340
------------------------------------------------------------------------------------------------------------------------------------
 Felcor Lodging LP, Sr. Sec. Credit Facilities Floating Rate Nts., 5.84%, 6/1/11 1,2                   12,000,000     12,030,000
------------------------------------------------------------------------------------------------------------------------------------
 Global Cash Access LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.23%, 3/10/10 1,2            2,962,500      3,012,492
------------------------------------------------------------------------------------------------------------------------------------
 Green Valley Gaming Enterprises, Inc., Sr. Sec. Credit Facilities
 Term Loan, Tranche B, 4.336%, 12/22/10 1,2                                                             1,492,500      1,511,156
------------------------------------------------------------------------------------------------------------------------------------
 Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities
 Term Loan, Tranche B, 3.98%, 4/26/11 1,2                                                               2,000,000      2,012,000
------------------------------------------------------------------------------------------------------------------------------------
 Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
 1.25%-4.98%, 12/15/09 1,2                                                                              1,751,702      1,777,614
------------------------------------------------------------------------------------------------------------------------------------
 Scientific Games Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche D, 3.98%-4.08%, 11/1/09 1,2                                                                    4,775,005      4,842,652
------------------------------------------------------------------------------------------------------------------------------------
 Wyndam International, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche I, 6.125%, 6/30/06 1,2                                                                         6,167,984      6,127,781
 Tranche II, 7.125%, 4/1/06 1,2                                                                         3,858,887      3,848,897
                                                                                                                    ----------------
                                                                                                                      68,184,220

------------------------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--0.7%
 Sealy Mattress Co., Sr. Unsec. Credit Facilities Floating Rate Nts.,
 5.973%, 4/5/13 1,2                                                                                     2,000,000      2,045,000
------------------------------------------------------------------------------------------------------------------------------------
 Simmons Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.125%-4.688%, 12/15/11 1,2                                                                            2,937,777      2,987,352
------------------------------------------------------------------------------------------------------------------------------------
 Springs Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.625%, 9/5/08 1,2                                                                          3,952,997      4,003,232
                                                                                                                    ----------------
                                                                                                                       9,035,584

15 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL          VALUE
                                                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--0.4%
 24 Hour Fitness, Inc., Sr. Sec. Credit Facilities Term Loan,
 5.125%-5.375%, 11/4/09 1,2                                                                           $ 5,472,500   $  5,540,906
------------------------------------------------------------------------------------------------------------------------------------
 MEDIA--15.9%
 Adams Outdoor Advertising, Inc., Sr. Sec. Credit Facilities
 2nd Lien Term Loan, 5.13%, 4/15/12 1,2                                                                 3,000,000      3,046,875
------------------------------------------------------------------------------------------------------------------------------------
 American Reprographics Co., Sr. Sec. Credit Facilities
 2nd Lien Term Loan, 8.625%, 12/18/09 1,2                                                               9,000,000      9,360,000
------------------------------------------------------------------------------------------------------------------------------------
 Atlantic Broadband LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.61%, 9/1/11 1,2                                                                           4,000,000      4,064,376
------------------------------------------------------------------------------------------------------------------------------------
 Baker & Taylor Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 8.39%, 5/10/11 1,2                                                                                     6,000,000      6,000,000
------------------------------------------------------------------------------------------------------------------------------------
 Carmike Cinemas, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 4.41%, 2/4/09 1,2                                                                                      5,806,660      5,948,198
------------------------------------------------------------------------------------------------------------------------------------
 Cebridge Connections Holding LLC, Sr. Sec. Credit Facilities
 2nd Lien Term Loan, Tranche C, 8%-9.098%, 2/23/10 1,2                                                 16,459,999     16,336,550
------------------------------------------------------------------------------------------------------------------------------------
 Century-TCI California LP, Sr. Sec. Credit Facilities Revolving
 Credit Loan, 4.18%, 12/31/07 1,2                                                                       5,337,500      5,280,314
------------------------------------------------------------------------------------------------------------------------------------
 Century-TCI California LP, Sr. Sec. Credit Facilities Term Loan,
 4.18%, 12/31/07 1,2                                                                                    6,662,500      6,591,118
------------------------------------------------------------------------------------------------------------------------------------
 Charter Communications Operating LLC, Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 4.67%, 4/27/10 2                                                                           10,000,000      9,763,190
 Tranche B, 4.92%, 4/27/11 2                                                                           11,500,000     11,358,412
------------------------------------------------------------------------------------------------------------------------------------
 Cinemark, Inc., Sr. Sec. Credit Facilities Term Loan, 3.43%-3.63%, 3/31/11 1,2                           997,500      1,011,839
------------------------------------------------------------------------------------------------------------------------------------
 Cinram International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 Tranche C, 7.09%, 4/10/10 2                                                                            9,448,093      9,563,246
------------------------------------------------------------------------------------------------------------------------------------
 Cygnus Business Media, Sr. Sec. Credit Facilities Term Loan, Tranche B,
 7.131%, 6/30/10 1,2                                                                                    5,000,000      4,987,500
------------------------------------------------------------------------------------------------------------------------------------
 F&W Publications, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 Tranche C, 7.68%, 12/6/10 1,2                                                                          3,000,000      3,028,125
------------------------------------------------------------------------------------------------------------------------------------
 F&W Publications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.93%, 1/31/10 1,2                                                                                     4,118,175      4,161,931
------------------------------------------------------------------------------------------------------------------------------------
 Fisher Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.47%, 2/28/10 1,2                                                                                     1,271,673      1,274,852
------------------------------------------------------------------------------------------------------------------------------------
 Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.775%, 3/31/06 1,2                                                                         8,997,894      9,011,013
------------------------------------------------------------------------------------------------------------------------------------
 GT Brands LLC, Sr. Sec. Credit Facilities Term Loan, Tranche A,
 9.098%, 9/6/07 1,2                                                                                     3,413,352      3,413,352
------------------------------------------------------------------------------------------------------------------------------------
 Herald Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 4.05%, 7/31/11 1,2                                                                          3,500,000      3,543,750
------------------------------------------------------------------------------------------------------------------------------------
 Insight Communications Co., Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 3.938%, 12/31/09 1,2                                                                        1,492,500      1,516,856
 Tranche B Add-On, 3.938%, 12/31/09 1,2                                                                 1,492,500      1,516,856


16 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                                        PRINCIPAL          VALUE
                                                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 MEDIA Continued
 Loews Cineplex Entertainment Corp., Sr. Sec. Credit Facilities Term Loan,
 5.656%, 7/8/11 1,2                                                                                   $ 8,000,000   $  8,016,248
------------------------------------------------------------------------------------------------------------------------------------
 Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 6.393%, 7/20/11 1,2                                                                                    4,000,000      4,042,500
------------------------------------------------------------------------------------------------------------------------------------
 Mitchell International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 7/20/12 1,2,4                                                                                          2,500,000      2,506,250
------------------------------------------------------------------------------------------------------------------------------------
 Nep, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
 5.70%, 12/31/10 1,2                                                                                    1,500,000      1,515,938
------------------------------------------------------------------------------------------------------------------------------------
 Network Commerce, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.37%-5.47%, 6/22/11 1,2                                                                               4,000,000      4,045,000
------------------------------------------------------------------------------------------------------------------------------------
 Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 3.49%-3.696%, 10/19/10 2                                                                              13,057,159     13,228,534
------------------------------------------------------------------------------------------------------------------------------------
 TransWestern Publishing Company LLC, Sr. Sec. Credit Facilities
 2nd Lien Term Loan, 4.90%-5.23%, 2/25/12 1,2                                                           12,978,750    13,169,382
------------------------------------------------------------------------------------------------------------------------------------
 United Pan-Europe Communications NV, Sr. Sec. Credit Facilities Term Loan,
 Tranche C-2, 6.65%-7.381%, 3/31/09 1,2                                                                15,547,000     15,697,619
------------------------------------------------------------------------------------------------------------------------------------
 Vutek, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.639%, 6/24/11 1,2                      7,000,000      7,065,625
------------------------------------------------------------------------------------------------------------------------------------
 XM Satellite Radio, Inc., Sr. Sec. Credit Facilities Term Loan, 6.65%, 5/1/09 1,2                      9,000,000      9,135,000
------------------------------------------------------------------------------------------------------------------------------------
 Yankee Holdings LP, Sr. Sec. Credit Facilities Term Loan, 3.86%-4.15%, 6/4/07 1,2                      2,000,001      2,024,999
                                                                                                                    ----------------
                                                                                                                     201,225,448

------------------------------------------------------------------------------------------------------------------------------------
 SPECIALTY RETAIL--3.0%
 Bear Creek Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.08%, 6/15/10 1,2                    3,500,000      3,552,500
------------------------------------------------------------------------------------------------------------------------------------
 Getty Petroleum Marketing, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.84%, 5/19/10 2                                                                            7,500,000      7,626,563
------------------------------------------------------------------------------------------------------------------------------------
 Harbor Freight Tools, Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 6/24/10 1,2,4                                                                               3,000,000      3,036,564
 Tranche B, 4.16%, 6/24/10 1,2                                                                          2,500,000      2,530,470
------------------------------------------------------------------------------------------------------------------------------------
 Hollywood Entertainment Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.97%-6.639%, 1/20/08 2                                                                     5,000,000      5,029,165
------------------------------------------------------------------------------------------------------------------------------------
 Oriental Trading Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.375%, 7/9/09 2                                                                                       8,533,985      8,624,658
------------------------------------------------------------------------------------------------------------------------------------
 Savers, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
 7.377%, 7/15/09 1,2                                                                                    7,000,000      7,043,750
                                                                                                                    ----------------
                                                                                                                      37,443,670

------------------------------------------------------------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--0.4%
 Levi Strauss & Co., Sr. Sec. Credit Facilities Term Loan, Tranche A,
 8.875%, 9/29/09 1,2                                                                                    1,990,000      2,139,250
------------------------------------------------------------------------------------------------------------------------------------
 Maidenform, Inc., Sr. Sec. Credit Facilities Term Loan, 4.639%, 5/21/10 1,2                            3,000,000      3,056,250
                                                                                                                    ----------------
                                                                                                                       5,195,500

17 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL          VALUE
                                                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--10.8%
------------------------------------------------------------------------------------------------------------------------------------
 BEVERAGES--0.3%
 Le*Nature's, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.375%-5.875%, 5/20/10 1,2                                                                           $ 3,984,999   $  4,039,794
------------------------------------------------------------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--1.0%
 Jean Coutu Group, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.75%, 6/30/11 1,2                                                                          6,000,000      6,069,114
------------------------------------------------------------------------------------------------------------------------------------
 The Pantry, Inc., Sr. Sec. Credit Facilities Term Loan, 4.23%, 2/18/11 2                               5,930,435      6,019,391
                                                                                                                    ----------------
                                                                                                                      12,088,505

------------------------------------------------------------------------------------------------------------------------------------
 FOOD PRODUCTS--5.2%
 American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.73%, 3/31/09 1,2                                                                          5,052,714      5,074,819
------------------------------------------------------------------------------------------------------------------------------------
 Atkins Nutritionals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 7.34%, 12/1/09 1,2                                                                                     8,000,000      7,820,000
------------------------------------------------------------------------------------------------------------------------------------
 Atkins Nutritionals, Inc., Sr. Sec. Credit Facilities Term Loan, 4.84%, 11/26/09 2                     3,842,812      3,775,563
------------------------------------------------------------------------------------------------------------------------------------
 B&G Foods, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 6.393%, 8/26/09 1,2                                                                                    1,488,750      1,499,916
------------------------------------------------------------------------------------------------------------------------------------
 EAS, Inc., Sr. Sec. Credit Facilities Term Loan, 5.758%, 5/13/09 2                                     6,000,000      5,985,000
------------------------------------------------------------------------------------------------------------------------------------
 Interstate Bakeries Corp., Sr. Sec. Credit Facilities Revolving Credit Loan,
 0.50%-4.625%, 7/19/06 1,2                                                                              4,391,171      4,230,159
------------------------------------------------------------------------------------------------------------------------------------
 Interstate Bakeries Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 4.258%-4.56%, 7/19/06 1,2                                                                   4,091,645      4,002,991
 Tranche B, 4.67%-4.836%, 7/19/07 1,2                                                                   1,785,143      1,748,324
------------------------------------------------------------------------------------------------------------------------------------
 Land O'Lakes, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.73%, 10/11/08 1,2                                                                                    2,628,204      2,674,744
------------------------------------------------------------------------------------------------------------------------------------
 Leiner Health Products, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.59%-4.89%, 5/26/11 1,2                                                                    4,000,000      4,070,000
------------------------------------------------------------------------------------------------------------------------------------
 Luigino's, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 4/2/11 1,2,4                                                                                1,995,000      2,027,419
 Tranche B, 4.313%-4.50%, 4/2/11 1,2                                                                    4,488,750      4,561,692
------------------------------------------------------------------------------------------------------------------------------------
 Meow Mix, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 5.84%-6.12%, 10/10/09 1,2                                                                              4,983,530      4,971,071
------------------------------------------------------------------------------------------------------------------------------------
 Meow Mix, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 8.84%, 10/10/09 1,2                                                                                    4,000,000      3,947,500
------------------------------------------------------------------------------------------------------------------------------------
 Michael Foods, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C,
 5.214%, 11/21/11 1,2                                                                                   2,300,000      2,367,563
------------------------------------------------------------------------------------------------------------------------------------
 Nellson Nutraceutical, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 7.09%, 4/11/10 1,2                                                                                     3,500,000      3,482,500
------------------------------------------------------------------------------------------------------------------------------------
 Nellson Nutraceutical, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.59%, 10/4/09 1,2                                                                                     3,820,025      3,820,025
                                                                                                                    ----------------
                                                                                                                      66,059,286

18 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                                        PRINCIPAL          VALUE
                                                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.9%
 Amscan Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
 4.13%-4.591%, 4/30/12 1,2                                                                            $ 2,000,000   $  2,032,500
------------------------------------------------------------------------------------------------------------------------------------
 Holmes Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 4.49%-4.719%, 5/10/10 1,2                                                                   6,500,000      6,565,000
------------------------------------------------------------------------------------------------------------------------------------
 Playpower, Inc., Sr. Sec. Credit Facilities Term Loan, 6.11%, 2/1/10 1,2                               8,297,009      8,338,494
------------------------------------------------------------------------------------------------------------------------------------
 Savage Sports Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.36%, 3/10/10 2                                                                                       7,481,250      7,499,953
                                                                                                                    ----------------
                                                                                                                      24,435,947

------------------------------------------------------------------------------------------------------------------------------------
 PERSONAL PRODUCTS--2.4%
 American Safety Razor Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 4.55%-4.84%, 4/29/11 1,2                                                                               4,488,750      4,542,054
------------------------------------------------------------------------------------------------------------------------------------
 American Safety Razor Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 9.11%, 10/29/11 1,2                                                                                    2,000,000      2,010,000
------------------------------------------------------------------------------------------------------------------------------------
 Bombardier Recreational Products, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.18%, 12/18/10 2                                                                           4,975,000      5,051,183
------------------------------------------------------------------------------------------------------------------------------------
 Nice-Pak Products, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.926%, 6/18/10 1,2                                                                                    5,000,000      5,059,375
------------------------------------------------------------------------------------------------------------------------------------
 Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 6.75%, 2/28/05 1,2                                                                          6,738,401      6,502,557
 Tranche B, 3.80%, 2/28/05 1,2                                                                          4,258,540      1,394,672
 Tranche C, 2/28/05 1,2,4                                                                                 182,832          4,571
------------------------------------------------------------------------------------------------------------------------------------
 Pure Fishing, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.57%-4.85%, 3/23/10 1,2                                                                               3,990,000      4,054,837
------------------------------------------------------------------------------------------------------------------------------------
 Revlon Consumer Products Corp., Sr. Sec. Credit Facilities Term Loan,
 7.60%-7.86%, 7/31/10 1,2                                                                               2,000,000      2,040,312
                                                                                                                    ----------------
                                                                                                                      30,659,561

------------------------------------------------------------------------------------------------------------------------------------
 ENERGY--7.2%
------------------------------------------------------------------------------------------------------------------------------------
 OIL & GAS--7.2%
 Alon USA, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 10/3/10 2,4                                                                                 3,000,000      3,030,000
 Tranche B, 10%, 10/3/10 2                                                                              6,000,000      6,060,000
------------------------------------------------------------------------------------------------------------------------------------
 Aquila, Inc., Sr. Sec. Credit Facilities Term Loan, 5/15/06 1,2,4                                      3,000,000      3,098,751
------------------------------------------------------------------------------------------------------------------------------------
 Aquila, Inc., Sr. Sec. Credit Facilities Term Loan, 8%, 5/15/06 1,2                                    2,047,619      2,115,021
------------------------------------------------------------------------------------------------------------------------------------
 ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 10.50%, 3/15/09 2                                                                           7,892,917      8,090,240
 Tranche B, 10.50%, 3/15/09 1,2                                                                         1,583,333      1,622,917
------------------------------------------------------------------------------------------------------------------------------------
 Basic Energy Services, Inc., Sr. Sec. Credit Facilities Term Loan,
 4.78%-5.09%, 10/29/09 2                                                                                9,964,286     10,088,841
------------------------------------------------------------------------------------------------------------------------------------
 Coffeyville Resources, Sr. Sec. Credit Facilities Term Loan, 6.45%-8.25%,
 4/16/10 2                                                                                             11,970,000     11,970,000
------------------------------------------------------------------------------------------------------------------------------------
 Coleto Creek WLE LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 5.41%, 7/1/11 1,2                                                                           6,000,000      6,096,252

19 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL          VALUE
                                                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 OIL & GAS Continued
 Coleto Creek WLE LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 Tranche C, 6.639%, 7/1/12 1,2                                                                        $ 5,000,000   $  5,076,040
------------------------------------------------------------------------------------------------------------------------------------
 Dynegy, Inc., Sr. Sec. Credit Facilities Term Loan, 5.36%, 5/10/10 1,2                                 5,000,000      5,098,440
------------------------------------------------------------------------------------------------------------------------------------
 Ferrell Cos., Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.601%, 6/17/06 1,2                                                                         6,777,735      6,794,679
 Tranche C, 5.601%, 6/17/06 1,2                                                                         1,377,083      1,380,526
------------------------------------------------------------------------------------------------------------------------------------
 Quest Cherokee LLC, Sr. Sec. Credit Facilities Term Loan, 7.131%, 7/8/10 1,2                          10,000,000     10,075,000
------------------------------------------------------------------------------------------------------------------------------------
 Tesoro Petroleum Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 6.88%-6.91%, 4/15/08 2                                                                      3,950,000      4,075,907
------------------------------------------------------------------------------------------------------------------------------------
 Transwestern Pipeline Co., Sr. Sec. Credit Facilities Term Loan, 3.43%, 5/3/09 1,2                     5,000,000      5,044,790
------------------------------------------------------------------------------------------------------------------------------------
 Western Refining Co., Sr. Sec. Credit Facilities Term Loan, 4.946%, 8/29/08 1,2                        2,100,000      2,131,500
                                                                                                                    ----------------
                                                                                                                      91,848,904

------------------------------------------------------------------------------------------------------------------------------------
 FINANCIALS--3.0%
------------------------------------------------------------------------------------------------------------------------------------
 CAPITAL MARKETS--0.9%
 Refco Group Ltd., LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.23%, 7/30/11 1,2                                                                         12,000,000     12,015,000
------------------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--0.4%
 Metris Cos, Inc., Sr. Sec. Credit Facilities Term Loan, 10.86%, 5/6/07 1,2                             5,000,000      5,175,000
------------------------------------------------------------------------------------------------------------------------------------
 INSURANCE--1.7%
 Conseco, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.426%, 6/22/10 2                     14,000,000     14,214,382
------------------------------------------------------------------------------------------------------------------------------------
 Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.73%, 3/9/08 2                        6,825,000      6,884,719
                                                                                                                    ----------------
                                                                                                                      21,099,101

------------------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE--5.2%
------------------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
 UTI Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.48%-4.68%, 6/3/10 1,2                                                                                4,000,000      4,060,000
------------------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--4.7%
 Beverly Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.59%-4.43%, 10/22/08 1,2                                                                     992,499      1,007,388
------------------------------------------------------------------------------------------------------------------------------------
 CompBenefits Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.30%-5.48%, 8/27/09 1,2                                                                    3,800,000      3,802,376
 Tranche C, 8.75%, 2/27/10 1,2                                                                            997,500        998,123
------------------------------------------------------------------------------------------------------------------------------------
 Concentra Operating Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 4.93%-4.97%, 6/30/09 1,2                                                                    3,012,978      3,056,289
 Tranche C, 4.05%, 6/30/09 1,2                                                                          1,995,000      2,023,678
------------------------------------------------------------------------------------------------------------------------------------
 ConnectiCare, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.196%-8.196%, 10/30/09 1,2                                                                            2,281,250      2,298,360
------------------------------------------------------------------------------------------------------------------------------------
 FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 7.31%, 11/15/09 1,2                                                                                    5,380,367      5,434,170


20 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                                        PRINCIPAL          VALUE
                                                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
 Delayed Draw, Tranche B, 9.31%, 11/15/09 1,2                                                         $ 2,080,196   $  2,098,398
------------------------------------------------------------------------------------------------------------------------------------
 Genesis Health Ventures, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.73%-3.84%, 12/1/10 1,2                                                                      864,526        876,414
------------------------------------------------------------------------------------------------------------------------------------
 HealthSouth Corp., Sr. Sec. Sub. Credit Facilities Term Loan, 10.375%, 1/16/11 1                       8,000,000      8,240,000
------------------------------------------------------------------------------------------------------------------------------------
 InSight Health Services Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.086%, 9/19/08 2                                                                           7,364,522      7,410,551
------------------------------------------------------------------------------------------------------------------------------------
 Magellan Health Services, Inc., Sr. Sec. Credit Facilities Letter of
 Credit Term Loan, 4.861%, 8/15/08 1,2                                                                  2,000,000      2,030,000
------------------------------------------------------------------------------------------------------------------------------------
 Magellan Health Services, Inc., Sr. Sec. Credit Facilities Term Loan,
 5%, 8/15/08 1,2                                                                                          925,000        938,875
------------------------------------------------------------------------------------------------------------------------------------
 MedCath Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.581%, 6/30/10 1,2                                                                                    4,000,000      4,058,752
------------------------------------------------------------------------------------------------------------------------------------
 MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan, 4.34%, 3/4/09 1,2                               2,992,500      3,022,425
------------------------------------------------------------------------------------------------------------------------------------
 Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.929%-4.23%, 2/25/10 1,2                                                                   2,962,502      2,999,531
------------------------------------------------------------------------------------------------------------------------------------
 Skilled Healthcare Group, Inc., Sr. Sec. Credit Facilities 1st Lien
 Term Loan, 4.20%, 6/28/10 1,2                                                                          3,000,000      3,032,814
------------------------------------------------------------------------------------------------------------------------------------
 Skilled Healthcare Group, Inc., Sr. Sec. Credit Facilities 2nd Lien
 Term Loan, 8.45%, 6/28/11 1,2                                                                          2,000,000      2,046,250
------------------------------------------------------------------------------------------------------------------------------------
 Team Health, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.84%, 3/23/11 2                                                                                       3,990,000      4,037,381
                                                                                                                    ----------------
                                                                                                                      59,411,775

------------------------------------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--0.2%
 Alpharma, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.63%-5.12%, 10/5/08 1,2                                                                               2,025,985      2,045,398
------------------------------------------------------------------------------------------------------------------------------------
 INDUSTRIALS--16.5%
------------------------------------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--2.6%
 CACI International, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.18%, 5/3/11 2                                                                             4,987,500      5,012,438
------------------------------------------------------------------------------------------------------------------------------------
 Communications & Power Industries, Inc., Sr. Sec. Credit Facilities
 Term Loan, 4.43%-4.48%, 7/23/10 1,2                                                                    2,992,500      3,046,740
------------------------------------------------------------------------------------------------------------------------------------
 DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien
 Term Loan, 15%, 6/30/08 1                                                                              6,105,500      6,166,555
------------------------------------------------------------------------------------------------------------------------------------
 DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 6.86%, 3/31/06 1,2                                                                          1,500,000      1,515,000
 Tranche B, 7.11%, 3/31/07 1,2                                                                          1,000,000      1,010,000
 Tranche D, 7.61%, 12/31/07 1,2                                                                         1,206,076      1,218,890
------------------------------------------------------------------------------------------------------------------------------------
 Gate Gourmet International, Sr. Sec. Credit Facilities Term Loan,
 Tranche B1, 9.50%, 12/20/08 1,2                                                                        4,455,000      4,544,100


21 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL          VALUE
                                                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE Continued
 Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.25%-5.375%, 3/28/07 1,2                                                                            $ 1,969,925   $  1,983,878
------------------------------------------------------------------------------------------------------------------------------------
 Titan Corp. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.62%-4.70%, 6/30/09 2                                                                                 4,932,531      4,958,219
------------------------------------------------------------------------------------------------------------------------------------
 United Airlines, Inc., Sr. Sec Credit Facilities Term Loan, Debtor in
 Possession, 8.50%, 12/31/04 1,2                                                                        2,816,727      2,848,416
                                                                                                                    ----------------
                                                                                                                      32,304,236

------------------------------------------------------------------------------------------------------------------------------------
 BUILDING PRODUCTS--3.3%
 Comp Polymer, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.55%, 3/9/10 1,2                         2,992,500      3,009,333
------------------------------------------------------------------------------------------------------------------------------------
 Comp Polymer, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.30%, 9/9/10 1,2                         5,000,000      5,031,250
------------------------------------------------------------------------------------------------------------------------------------
 Formica Corp. (Canada), Sr. Sec. Credit Facilities Term Loan,
 6.55%-6.871%, 6/15/10 1,2                                                                              1,303,232      1,322,781
------------------------------------------------------------------------------------------------------------------------------------
 Formica Corp. (Spain), Sr. Sec. Credit Facilities Term Loan,
 6.55%-6.871%, 6/15/10 1,2                                                                              3,185,427      3,233,209
------------------------------------------------------------------------------------------------------------------------------------
 Formica Corp. (UK), Sr. Sec. Credit Facilities Term Loan,
 6.55%-6.871%, 6/15/10 1,2                                                                              1,629,041      1,653,477
------------------------------------------------------------------------------------------------------------------------------------
 Formica Corp., Sr. Sec. Credit Facilities Term Loan, 6.55%-6.871%, 6/15/10 1,2                         4,745,281      4,816,460
------------------------------------------------------------------------------------------------------------------------------------
 Juno Lighting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 4.34%-5.902%, 11/24/10 1,2                                                                             5,300,000      5,379,500
------------------------------------------------------------------------------------------------------------------------------------
 Juno Lighting, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 6.78%, 5/24/11 1,2                                                                                     3,000,000      3,037,500
------------------------------------------------------------------------------------------------------------------------------------
 MAAX, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.036%-4.331%, 6/4/11 1,2                                                                              2,999,999      3,037,501
------------------------------------------------------------------------------------------------------------------------------------
 Masonite International Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 4.063%, 8/31/08 2                                                                           5,221,518      5,277,811
------------------------------------------------------------------------------------------------------------------------------------
 PGT Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 4.67%, 1/14/10 1,2                                                                                     2,485,006      2,522,281
------------------------------------------------------------------------------------------------------------------------------------
 PGT Industries, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 7.92%, 6/14/10 1,2                                                                                     4,000,000      4,010,000
                                                                                                                    ----------------
                                                                                                                      42,331,103

------------------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--5.0%
 Allied Security, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 7.377%, 8/6/10 1,2                                                                          6,000,000      6,045,000
------------------------------------------------------------------------------------------------------------------------------------
 Allied Waste Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.93%-4.27%, 1/15/10 1,2                                                                    2,824,249      2,865,801
------------------------------------------------------------------------------------------------------------------------------------
 Global eXchange Services, Inc., Sr. Sec. Credit Facilities Term Loan,
 8.50%, 3/21/07 1,2                                                                                     1,000,000      1,012,500
------------------------------------------------------------------------------------------------------------------------------------
 IESI Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.438%-4.625%, 9/30/10 1,2                                                                             3,970,000      4,040,718
------------------------------------------------------------------------------------------------------------------------------------
 Ionics, Inc., Sr. Sec. Credit Facilities Term Loan, 4.35%, 1/6/11 1,2                                  4,317,429      4,387,587


22 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                                        PRINCIPAL          VALUE
                                                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 National Equipment Services, Inc., Sr. Sec. Credit Facilities Floating Rate
 Termed-Out Revolving Loan, 4.40%-7.33%, 5/15/07 1,2                                                  $ 3,483,893   $  3,449,055
------------------------------------------------------------------------------------------------------------------------------------
 National Equipment Services, Inc., Sr. Sec. Credit Facilities
 Revolving Credit Loan, 1%-7.21%, 5/15/07 1,2                                                           3,041,725      2,950,473
------------------------------------------------------------------------------------------------------------------------------------
 National Equipment Services, Inc., Sr. Sec. Credit Facilities Term Loan,
 5.77%-7.50%, 5/15/07 1,2                                                                               1,911,389      1,892,276
------------------------------------------------------------------------------------------------------------------------------------
 Outsourcing Solutions, Inc., Sr. Sec. Credit Facilities 3rd Lien Term Loan,
 6.18%, 2/9/09 1,2                                                                                      4,741,826      4,718,117
------------------------------------------------------------------------------------------------------------------------------------
 Outsourcing Solutions, Inc., Sr. Sec. Credit Facilities Revolving Credit Loan,
 Tranche B, 2.50%-5%, 2/9/09 1,2                                                                           91,116         89,293
------------------------------------------------------------------------------------------------------------------------------------
 Outsourcing Solutions, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche A2, 7.623%, 2/9/09 1,2                                                                             9,655          9,461
------------------------------------------------------------------------------------------------------------------------------------
 Relizon Co. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.26%, 2/23/11 1,2                                                                                     4,587,500      4,613,305
------------------------------------------------------------------------------------------------------------------------------------
 TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche A, 4.68%, 6/11/10 1,2                                                                          7,000,000      7,061,250
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Investigation Services, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 5.04%, 1/10/09 2                                                                           11,319,263     11,333,412
------------------------------------------------------------------------------------------------------------------------------------
 Washington Group International, Inc., Sr. Sec. Revolving Credit Linked
 Certificate of Deposit, Tranche B, 4.98%, 9/10/07 1,2                                                  9,250,000      9,319,375
                                                                                                                    ----------------
                                                                                                                      63,787,623

------------------------------------------------------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--1.2%
 Magnequench, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 8.87%, 9/30/09 1,2                                                                                    15,000,000     15,075,000
------------------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--3.1%
 EnerSys, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche C,
 6.361%, 3/17/12 1,2                                                                                    2,000,000      2,032,084
------------------------------------------------------------------------------------------------------------------------------------
 Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.625%-6.393%, 3/31/11 1,2                                                                             3,990,000      4,034,888
------------------------------------------------------------------------------------------------------------------------------------
 Joan Fabrics Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.625%, 8/28/05 1,2                                                                           431,939        414,661
 Tranche C, 5.875%, 8/28/06 1,2                                                                           440,944        423,306
------------------------------------------------------------------------------------------------------------------------------------
 Metokote Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 4.42%-4.73%, 8/12/10 1,2                                                                               4,974,999      5,049,625
------------------------------------------------------------------------------------------------------------------------------------
 Metokote Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 6.92%-7.23%, 2/12/11 1,2                                                                               2,500,000      2,531,250
------------------------------------------------------------------------------------------------------------------------------------
 Polypore, Inc., Sr. Sec. Credit Facilities Term Loan, 3.97%, 11/12/11 2                                7,000,000      7,126,875
------------------------------------------------------------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc., Sr. Sec. Credit Facilities
 Term Loan, 6.75%, 12/22/10 1,2                                                                        10,000,000     10,075,000
------------------------------------------------------------------------------------------------------------------------------------
 Sensus Metering System, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B1, 4.17%-4.891%, 12/17/10 1,2                                                                 6,921,739      7,006,821
 Tranche B2, 4.17%-4.891%, 12/17/10 1,2                                                                 1,038,261      1,051,023
                                                                                                                    ----------------
                                                                                                                      39,745,533


23 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL          VALUE
                                                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 MACHINERY--0.3%
 Gleason Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.20%, 7/23/11 1,2                     $ 4,000,000   $  4,050,000
------------------------------------------------------------------------------------------------------------------------------------
 MARINE--0.2%
 American Commercial Lines LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 5.938%, 6/30/07 1,2                                                                         3,000,000      2,916,000
------------------------------------------------------------------------------------------------------------------------------------
 ROAD & RAIL--0.4%
 Amerco, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A, 5.34%, 2/27/09 1,2                      4,706,212      4,820,926
------------------------------------------------------------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--0.4%
 Environmental Systems Products, Inc., Sr. Sec. Credit Facilities 1st Lien
 Term Loan, Tranche B, 5.80%-6.18%, 11/6/08 1,2                                                         2,584,885      2,602,656
------------------------------------------------------------------------------------------------------------------------------------
 Environmental Systems Products, Inc., Sr. Sec. Credit Facilities 2nd Lien
 Term Loan, 11.30%-11.68%, 11/6/10 1,2                                                                  2,000,000      2,065,000
                                                                                                                    ----------------
                                                                                                                       4,667,656

------------------------------------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--1.8%
------------------------------------------------------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.4%
 VeriFone, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 4.18%, 6/30/11 1,2                                                                          3,000,000      3,043,125
------------------------------------------------------------------------------------------------------------------------------------
 VeriFone, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.68%, 12/31/11 1,2                     2,000,000      2,048,750
                                                                                                                    ----------------
                                                                                                                       5,091,875

------------------------------------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
 ON Semiconductor Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche F, 4.375%, 8/4/09 1,2                                                                          3,000,000      3,030,624
------------------------------------------------------------------------------------------------------------------------------------
 Transcore, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 4.828%-6%, 1/5/08 1,2                                                                       1,366,709      1,383,793
 Tranche C, 4.828%-6%, 1/5/08 1,2                                                                       2,977,500      3,014,719
------------------------------------------------------------------------------------------------------------------------------------
 Viasystems Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 7.15%, 9/30/08 1,2                                                                          9,565,239      9,666,870
                                                                                                                    ----------------
                                                                                                                      17,096,006

------------------------------------------------------------------------------------------------------------------------------------
 MATERIALS--11.5%
------------------------------------------------------------------------------------------------------------------------------------
 CHEMICALS--5.7%
 Brenntag AG, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.881%, 2/27/12 1,2                      5,000,000      5,082,815
------------------------------------------------------------------------------------------------------------------------------------
 Celanese AG, Sr. Sec. Credit Facilities Term Loan, Tranche C, 5.73%, 4/6/11 1,2                        8,000,000      8,270,000
------------------------------------------------------------------------------------------------------------------------------------
 Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities 2nd Lien
 Term Loan, Tranche C, 6.311%, 4/21/13 1,2                                                              3,000,000      2,992,500
------------------------------------------------------------------------------------------------------------------------------------
 Huntsman Corp. LLC, Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 5.438%, 3/31/07 1,2                                                                         6,774,739      6,811,634
 Tranche B, 11.188%, 3/31/07 1,2                                                                        1,074,321      1,080,172
------------------------------------------------------------------------------------------------------------------------------------
 Huntsman ICI Chemicals LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.688%, 9/30/08 1,2                                                                        12,000,000     12,196,500
------------------------------------------------------------------------------------------------------------------------------------
 Invista, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B1, 4.563%, 4/27/11 1,2                                                                        6,941,177      7,049,633
 Tranche B2, 4.563%, 4/27/11 1,2                                                                        3,058,823      3,106,617


24 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                                        PRINCIPAL          VALUE
                                                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 CHEMICALS Continued
 Polymer Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 4.84%, 4/27/10 1,2                                                                        $ 3,000,000   $  3,024,375
------------------------------------------------------------------------------------------------------------------------------------
 Polymer Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 Tranche C, 7.84%, 4/27/11 1,2                                                                          2,000,000      2,007,500
------------------------------------------------------------------------------------------------------------------------------------
 Ripplewood Phosphorus Chemicals, Sr. Sec. Credit Facilities Term Loan,
 4.53%, 6/21/11 1,2                                                                                     3,000,000      3,037,500
------------------------------------------------------------------------------------------------------------------------------------
 Rockwood Specialties Group, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 3.98%, 6/15/12 1,2                                                                          7,500,000      7,567,635
 Tranche C, 4.183%, 7/23/10 1,2                                                                         1,485,000      1,485,000
------------------------------------------------------------------------------------------------------------------------------------
 Rockwood Specialties Group, Inc., Sr. Sec. Sub. Credit Facilities
 Bridge Loan, 9.48%, 5/11/11 1,2                                                                        3,000,000      3,007,500
------------------------------------------------------------------------------------------------------------------------------------
 Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 1/31/09 1,2                          1,000,000      1,017,917
------------------------------------------------------------------------------------------------------------------------------------
 Wellman, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 1/31/10 1,2                       3,000,000      2,947,500
------------------------------------------------------------------------------------------------------------------------------------
 Westlake Chemical Corp., Sr. Sec. Credit Facilities Term Loan,
 4.951%-6.885%, 7/31/10 1,2                                                                               990,001      1,004,851
                                                                                                                    ----------------
                                                                                                                      71,689,649

------------------------------------------------------------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--1.2%
 Builders FirstSource, Sr. Sec. Credit Facilities 1st Lien Term Loan,
 4.53%-4.59%, 3/4/10 1,2                                                                                5,486,250      5,534,254
------------------------------------------------------------------------------------------------------------------------------------
 Builders FirstSource, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 10.50%, 9/4/10 1,2                                                                                     7,000,000      7,008,750
------------------------------------------------------------------------------------------------------------------------------------
 Building Materials Holding Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.375%, 8/13/10 1,2                                                                         2,475,000      2,484,281
                                                                                                                    ----------------
                                                                                                                      15,027,285

------------------------------------------------------------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--3.0%
 BWAY Corp., Sr. Sec. Credit Facilities Term Loan, 3.688%, 7/6/11 1,2                                   2,000,000      2,034,376
------------------------------------------------------------------------------------------------------------------------------------
 Consolidated Container Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.688%-5.125%, 12/31/08 1,2                                                                 3,000,000      3,037,501
------------------------------------------------------------------------------------------------------------------------------------
 Crown Cork & Seal Co., Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.586%, 8/26/08 2                                                                           4,750,000      4,826,447
------------------------------------------------------------------------------------------------------------------------------------
 Graphic Packaging International Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.35%, 8/8/10 1,2                                                                           2,970,000      3,020,428
------------------------------------------------------------------------------------------------------------------------------------
 Intertape Polymer Group, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.656%, 7/28/11 1,2                                                                         2,000,000      2,017,500
------------------------------------------------------------------------------------------------------------------------------------
 Kerr Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.09%-6.393%, 8/13/10 2                                                                                5,755,814      5,814,091
------------------------------------------------------------------------------------------------------------------------------------
 Owens-Illinois, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.48%, 5/21/08 2                                                                                       9,500,000      9,646,462
------------------------------------------------------------------------------------------------------------------------------------
 Precise Technology Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 4.625%, 3/22/11 2                                                                                      7,481,250      7,537,359


25 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL          VALUE
                                                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 CONTAINERS & PACKAGING Continued
 Tekni-Plex, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.578%-5.68%, 6/21/08 1,2                                                                            $   348,295   $    350,835
                                                                                                                    ----------------
                                                                                                                      38,284,999

------------------------------------------------------------------------------------------------------------------------------------
 METALS & MINING--1.1%
 Foundation Coal Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.68%, 6/23/11 1,2                                                                          3,000,000      3,034,500
------------------------------------------------------------------------------------------------------------------------------------
 Ispat Sidbec, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 7.25%, 1/31/06 1,2                                                                          2,649,212      2,637,070
 Tranche C, 7.25%, 1/31/06 1,2                                                                          3,091,309      3,077,142
------------------------------------------------------------------------------------------------------------------------------------
 James River Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 9%, 5/31/11 1                                                                                          5,735,282      5,778,297
                                                                                                                    ----------------
                                                                                                                      14,527,009

------------------------------------------------------------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.5%
 SP Newsprint Co., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
 Tranche B2, 4.363%, 1/9/11 2                                                                           3,866,667      3,924,667
------------------------------------------------------------------------------------------------------------------------------------
 SP Newsprint Co., Sr. Sec. Credit Facilities Term Loan, Tranche B1,
 4.42%, 1/9/11 2                                                                                        2,103,333      2,136,198
                                                                                                                    ----------------
                                                                                                                       6,060,865

------------------------------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--8.8%
------------------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--3.5%
 360 Americas, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche D, 9/30/05 1,3,5                     4,477,271        257,443
------------------------------------------------------------------------------------------------------------------------------------
 360networks (USA), Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche A, 6.39%, 11/30/07 1,2                                                                        10,000,000      9,800,000
------------------------------------------------------------------------------------------------------------------------------------
 IPC Acquisition Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.98%, 8/29/08 1,2                                                                                     1,985,000      2,011,053
------------------------------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.23%-5.40%, 5/30/08 1,2                                                                               4,607,994      2,280,957
------------------------------------------------------------------------------------------------------------------------------------
 NTL Investment Holdings Ltd., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.704%, 4/13/12 2                                                                          10,000,000      9,933,330
------------------------------------------------------------------------------------------------------------------------------------
 Qwest Corp., Sr. Sec. Credit Facilities Term Loan, Tranche A, 6.50%, 6/30/07 2                        13,500,000     14,027,351
------------------------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
 7.667%, 7/15/09 1,2                                                                                    6,132,015      6,135,847
                                                                                                                    ----------------
                                                                                                                      44,445,981

------------------------------------------------------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--5.3%
 AAT Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.14%, 1/13/12 1,2                                                                          8,500,000      8,606,250
------------------------------------------------------------------------------------------------------------------------------------
 Centennial Communications Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.866%-4.338%, 1/20/11 2                                                                   10,972,500     11,040,102
------------------------------------------------------------------------------------------------------------------------------------
 Crown Castle International Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.09%, 9/30/10 2                                                                            5,725,071      5,749,322


26 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                                        PRINCIPAL          VALUE
                                                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES Continued
 Dobson Communications Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.91%-4.92%, 3/31/10 2                                                                    $ 8,468,675   $  8,496,460
------------------------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc., Sr. Sec. Credit Facilities 1st Lien
 Term Loan, Tranche A, 5.586%, 1/26/11 1,2                                                              1,975,000      1,985,699
------------------------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc., Sr. Sec. Credit Facilities 2nd Lien
 Term Loan, Tranche B, 9%, 6/26/11 1,2                                                                 15,960,000     16,359,000
------------------------------------------------------------------------------------------------------------------------------------
 Nextel Partners, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C,
 4%, 5/31/11 2                                                                                          5,000,000      5,086,875
------------------------------------------------------------------------------------------------------------------------------------
 SBA Communications Corp., Sr. Sec. Credit Facilities Term Loan, 1%,
 10/30/08 1,2                                                                                             269,231        271,629
------------------------------------------------------------------------------------------------------------------------------------
 SBA Communications Corp., Sr. Sec. Credit Facilities Term Loan,
 1%-5.37%, 10/30/08 2                                                                                   9,230,770      9,312,978
                                                                                                                    ----------------
                                                                                                                      66,908,315

------------------------------------------------------------------------------------------------------------------------------------
 UTILITIES--12.2%
------------------------------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--10.3%
 Allegheny Energy Supply Co. LLC, Sr. Sec. Credit Facilities 1st Lien
 Term Loan, Tranche B, 4.18%-4.58%, 3/8/11 1,2                                                          4,987,499      5,069,793
------------------------------------------------------------------------------------------------------------------------------------
 Allegheny Energy Supply Co. LLC, Sr. Sec. Credit Facilities 2nd Lien
 Term Loan, Tranche C, 5.43%-5.83%, 6/8/11 1,2                                                          5,985,000      6,102,833
------------------------------------------------------------------------------------------------------------------------------------
 Astoria Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
 6.836%-6.86%, 3/26/12 2                                                                               10,000,000     10,135,420
------------------------------------------------------------------------------------------------------------------------------------
 Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien
 Term Loan, 7.50%, 8/26/09 1,2                                                                          5,985,000      6,388,988
------------------------------------------------------------------------------------------------------------------------------------
 Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
 5.125%, 7/15/07 1,2                                                                                    1,470,038      1,476,469
------------------------------------------------------------------------------------------------------------------------------------
 CenterPoint Energy, Inc., Sr. Sec. Credit Facilities Term Loan,
 4.723%, 10/7/06 2                                                                                      6,447,297      6,534,607
------------------------------------------------------------------------------------------------------------------------------------
 Edison International, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 7%, 11/19/06 2                                                                              8,000,000      8,040,000
------------------------------------------------------------------------------------------------------------------------------------
 KGen Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
 5.563%, 5/25/11 1,2                                                                                    8,000,000      8,100,000
------------------------------------------------------------------------------------------------------------------------------------
 Midwest Generation LLC, Sr. Sec. Credit Facilities Term Loan,
 4.57%-4.85%, 4/5/11 1,2                                                                                6,982,500      7,082,874
------------------------------------------------------------------------------------------------------------------------------------
 Mirant Americas Generation LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 1.139%, 10/20/04 1,3,5                                                                      2,000,000      1,578,334
------------------------------------------------------------------------------------------------------------------------------------
 NRG Energy, Inc., Sr. Sec. Credit Facilities Term Loan, 5.559%, 6/23/10 1,2                            6,943,971      7,202,203
------------------------------------------------------------------------------------------------------------------------------------
 NRG Energy, Inc., Sr. Sec. Credit Linked Certificate of Deposit,
 5.50%, 6/23/10 1,2                                                                                     3,918,565      4,064,288
------------------------------------------------------------------------------------------------------------------------------------
 Orion Power MidWest LP, Sr. Sec. Credit Facilities Term Loan,
 4.61%-4.73%, 10/28/05 1,2                                                                              3,541,163      3,543,376
------------------------------------------------------------------------------------------------------------------------------------
 Orion Power New York GP, Inc., Sr. Sec. Credit Facilities Term Loan,
 4.62%-4.84%, 10/28/05 1,2                                                                              1,427,870      1,431,439


27 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL          VALUE
                                                                                                           AMOUNT     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES Continued
 Quachita Power LLC, Sr. Sec. Credit Facilities Term Loan, 3.98%, 8/30/07 1,2                         $ 5,000,000   $  4,650,000
------------------------------------------------------------------------------------------------------------------------------------
 Quanta Services, Inc., Sr. Sec. Credit Facilities Term Loan, 4.54%-4.55%, 1/1/05 2                    10,000,000     10,037,500
------------------------------------------------------------------------------------------------------------------------------------
 Reliant Resources, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 3/15/07 1,2,4                                                                               5,000,000      5,002,605
 Tranche A, 5.35%-5.88%, 3/15/07 1,2                                                                    3,912,298      3,914,337
------------------------------------------------------------------------------------------------------------------------------------
 Reliant Resources, Inc., Sr. Sec. Credit Facilities Term Loan,
 5.35%-5.88%, 3/15/07 1,2                                                                               5,192,690      5,191,760
------------------------------------------------------------------------------------------------------------------------------------
 Riverside Energy Center LLC/Rocky Mountain Energy Center LLC, Sr. Sec.
 Credit Facilities Term Loan, 6.02%, 6/22/11 1,2                                                       25,000,000     25,250,000
                                                                                                                    ----------------
                                                                                                                     130,796,826

------------------------------------------------------------------------------------------------------------------------------------
 GAS UTILITIES--1.0%
 La Grange Acquisition LP, Sr. Sec. Credit Facilities Term Loan,
 4.41%-4.48%, 1/31/08 1,2                                                                               5,000,000      5,079,690
------------------------------------------------------------------------------------------------------------------------------------
 Nui Corp., Sr. Sec. Credit Facilities Term Loan, 7%-8%, 11/22/04 1,2                                   7,500,000      7,514,063
                                                                                                                    ----------------
                                                                                                                      12,593,753

------------------------------------------------------------------------------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER--0.9%
 Calpine Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 5.23%, 4/1/09 2                                                                             9,000,000      9,034,875
------------------------------------------------------------------------------------------------------------------------------------
 Calpine Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 Tranche B, 7.23%, 4/1/10 1,2                                                                           2,500,000      2,377,070
                                                                                                                    ----------------
                                                                                                                      11,411,945
                                                                                                                    ----------------
 Total Corporate Loans (Cost $1,396,932,021)                                                                       1,407,496,401


------------------------------------------------------------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES--1.0%

 Advanstar Communications, Inc., 10.75% Sr. Sec. Nts., 8/15/10                                          2,000,000      2,220,000
------------------------------------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp., 5% Sr. Nts., 7/1/07                                                            3,000,000      3,030,000
------------------------------------------------------------------------------------------------------------------------------------
 Unova, Inc.:
 6.875% Unsec. Nts., 3/15/05 1                                                                          2,500,000      2,546,875
 7% Unsec. Nts., 3/15/08 1                                                                              5,000,000      5,025,000
                                                                                                                    ----------------
 Total Corporate Bonds and Notes (Cost $12,611,985)                                                                   12,821,875

                                                                                                           SHARES
------------------------------------------------------------------------------------------------------------------------------------
 PREFERRED STOCKS--0.0%

 Superior TeleCom, Inc., 9.50% Cv., Series A, Non-Vtg. 1,5 (Cost $60,318)                                  60,318         42,825


28 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                                                           VALUE
                                                                                                           SHARES     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS--0.4%

 360networks, Inc. 1,5                                                                                    112,326   $     598,698
------------------------------------------------------------------------------------------------------------------------------------
 MCI, Inc. 5                                                                                              214,750       3,281,380
------------------------------------------------------------------------------------------------------------------------------------
 Outsourcing Solutions, Inc. 1,5                                                                           39,009       1,365,315
                                                                                                                    ----------------
 Total Common Stocks (Cost $4,362,684)                                                                                  5,245,393

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,413,967,008)                                                          112.4%  1,425,606,494
------------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (12.4)   (156,818,329)
                                                                                                        ----------------------------
 NET ASSETS                                                                                                 100.0% $1,268,788,165
                                                                                                        ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. See Notes 1 and 5 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Issue is in default. See Note 1 of Notes to Financial Statements.
4. This Senior Loan will settle after August 31, 2004, at which time the interest rate will be determined.
5. Non-income producing security.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

29 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  July 31, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $1,413,967,008)--see accompanying statement of investments                         $  1,425,606,494
------------------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                                 12,514,355
------------------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                                     32,659,522
 Shares of beneficial interest sold                                                                                   13,540,209
 Interest, dividends and principal paydowns                                                                            7,291,061
 Other                                                                                                                     3,277
                                                                                                                --------------------
 Total assets                                                                                                      1,491,614,918

------------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Investments purchased                                                                                               188,979,029
 Shares of beneficial interest redeemed                                                                               19,823,380
 Notes payable to bank (interest rate 2.1200% at July 31, 2004)                                                       12,800,000
 Dividends                                                                                                               328,027
 Distribution and service plan fees                                                                                      253,460
 Shareholder communications                                                                                              113,251
 Transfer and shareholder servicing agent fees                                                                            77,354
 Other                                                                                                                   452,252
                                                                                                                --------------------
 Total liabilities                                                                                                   222,826,753

------------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                                     $  1,268,788,165
                                                                                                                ====================

------------------------------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial interest                                                                     $        132,663
------------------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                                        1,297,396,531
------------------------------------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                                         (41,687)
------------------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                                        (40,338,828)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                                           11,639,486
                                                                                                                --------------------
 NET ASSETS                                                                                                     $  1,268,788,165
                                                                                                                ====================


30 | OPPENHEIMER SENIOR FLOATING RATE FUND

------------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $376,000,810 and 39,337,865 shares of beneficial interest outstanding)                                                    $9.56
 Maximum offering price per share (net asset value plus sales charge of 3.50% of
 offering price)                                                                                                           $9.91
------------------------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $277,043,180
 and 28,975,065 shares of beneficial interest outstanding)                                                                 $9.56
------------------------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $615,744,175
 and 64,350,120 shares of beneficial interest outstanding)                                                                 $9.57

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

31 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended July 31, 2004
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                                                                            $44,158,236
------------------------------------------------------------------------------------------------------------------------------------
 Other income                                                                                                          1,405,230
------------------------------------------------------------------------------------------------------------------------------------
 Dividends                                                                                                                 1,361
                                                                                                                     ---------------
 Total investment income                                                                                              45,564,827

------------------------------------------------------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                                                                       4,877,584
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                                                 358,035
 Class B                                                                                                               1,507,603
 Class C                                                                                                               2,590,912
------------------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                                                 106,417
 Class B                                                                                                                 238,370
 Class C                                                                                                                 291,330
------------------------------------------------------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                                                                  22,996
 Class B                                                                                                                  52,172
 Class C                                                                                                                  60,035
------------------------------------------------------------------------------------------------------------------------------------
 Interest expense                                                                                                        361,391
------------------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                             139,702
------------------------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                                   15,643
------------------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                                   555,943
                                                                                                                     ---------------
 Total expenses                                                                                                       11,178,133
 Less payments and waivers of expenses                                                                                (1,385,791)
                                                                                                                     ---------------
 Net expenses                                                                                                          9,792,342

------------------------------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                                                                35,772,485


------------------------------------------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN

 Net realized gain on investments                                                                                      6,317,694
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments                                                  11,715,595


------------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $53,805,774
                                                                                                                     ===============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


 YEAR ENDED JULY 31,                                                             2004              2003
------------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                  $  35,772,485     $  23,594,266
------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                   6,317,694       (16,344,678)
------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                      11,715,595        20,205,808
                                                                        ------------------------------------
 Net increase in net assets resulting from operations                      53,805,774        27,455,396

------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                   (7,286,019)       (1,876,986)
 Class B                                                                   (8,982,134)       (7,813,161)
 Class C                                                                  (15,514,260)      (10,146,654)

------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                                  327,604,102         9,320,515
 Class B                                                                  113,330,151       (22,819,466)
 Class C                                                                  397,312,953       (32,377,906)

------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase (decrease)                                                860,270,567       (38,258,262)
------------------------------------------------------------------------------------------------------------
 Beginning of period                                                      408,517,598       446,775,860
                                                                        ------------------------------------
 End of period (including accumulated net investment loss
 of $41,687 and $41,873, respectively)                                 $1,268,788,165     $ 408,517,598
                                                                       =====================================


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

33 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2004
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
 CASH FLOWS FROM OPERATING ACTIVITIES

 Net increase in net assets from operations                                                               $    53,805,774
---------------------------------------------------------------------------------------------------------------------------
 Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
 Purchase of investment securities                                                                         (2,039,583,684)
 Proceeds from disposition of investment securities and paydowns                                            1,106,499,430
 Increase in interest, dividends and paydowns receivable                                                       (5,579,181)
 Increase in receivable for securities sold                                                                   (18,709,626)
 Increase in other assets                                                                                            (700)
 Increase in payable for securities purchased                                                                 122,076,476
 Increase in accrued expenses                                                                                     377,616
 Premium amortization                                                                                             402,708
 Discount accretion                                                                                            (2,624,641)
 Net realized gain on securities                                                                               (6,317,694)
 Net change in unrealized appreciation on securities                                                          (11,715,595)
                                                                                                          -----------------
 Net cash used in operating activities                                                                       (801,369,117)

---------------------------------------------------------------------------------------------------------------------------
 CASH FLOWS FROM FINANCING ACTIVITIES

 Proceeds from issuance of debt                                                                               512,500,000
 Payment on outstanding debt                                                                                 (499,700,000)
 Proceeds from shares sold                                                                                    899,744,578
 Payment on shares redeemed                                                                                   (89,516,430)
 Cash distributions paid                                                                                      (10,273,038)
                                                                                                          -----------------
 Net cash provided by financing activities                                                                    812,755,110
---------------------------------------------------------------------------------------------------------------------------
 Net increase in cash                                                                                          11,385,993
---------------------------------------------------------------------------------------------------------------------------
 Cash, beginning balance                                                                                        1,128,362
                                                                                                          -----------------
 Cash, ending balance                                                                                     $    12,514,355
                                                                                                          =================

 Supplemental disclosure of cash flow information:
 Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $21,223,224.
 Cash paid for interest on bank borrowings--$213,483.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS  A      YEAR ENDED JULY 31,                  2004      2003     2002      2001      2000 1
--------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period            $ 9.24    $ 9.03   $ 9.51    $ 9.96    $10.00
--------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .49       .55      .54       .80       .71
 Net realized and unrealized gain (loss)            .30       .14     (.50)     (.46)     (.04)
                                                 -------------------------------------------------
 Total from investment operations                   .79       .69      .04       .34       .67
--------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.47)     (.48)    (.52)     (.79)     (.71)
--------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $9.56     $9.24    $9.03     $9.51     $9.96
                                                 =================================================

--------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                8.78%     7.91%    0.44%     3.52%     6.94%

--------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)      $376,001   $44,028  $33,905   $44,985   $22,421
--------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $146,224   $35,298  $41,195   $41,457   $ 6,600
--------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                             5.56%     6.23%    5.84%     8.11%     8.30%
 Total expenses                                    1.19%     1.39%    1.42%     1.20%     1.26%
 Expenses after payments and waivers and
 reduction to custodian expenses                   0.99%     1.19%    1.22%     1.00%     0.87%
--------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            155%        9%      92%       47%       62%


1. For the period from September 8, 1999 (commencement of operations) to July 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

35 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


CLASS B    YEAR ENDED JULY 31,                     2004      2003     2002      2001     2000 1
---------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period            $ 9.24    $ 9.04   $ 9.51    $ 9.97    $10.00
---------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .46       .52      .49       .76       .67
 Net realized and unrealized gain (loss)            .28       .11     (.49)     (.47)     (.03)
                                                 --------------------------------------------------
 Total from investment operations                   .74       .63       --       .29       .64
---------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.42)     (.43)    (.47)     (.75)     (.67)
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $9.56     $9.24    $9.04     $9.51     $9.97
                                                  =================================================

---------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                8.18%     7.21%    0.05%     2.96%     6.56%

---------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)      $277,043  $157,057 $176,760  $220,328   $98,343
---------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $201,260  $163,238 $206,869  $177,025   $49,122
---------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                             5.04%     5.70%    5.33%     7.56%     7.80%
 Total expenses                                    1.76%     1.93%    1.92%     1.64%     1.76%
 Expenses after payments and waivers and
 reduction to custodian expenses                   1.56%     1.73%    1.72%     1.44%     1.37%
---------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            155%        9%      92%       47%       62%

1. For the period from September 8, 1999 (commencement of operations) to July 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36 | OPPENHEIMER SENIOR FLOATING RATE FUND


CLASS C   YEAR ENDED JULY 31,                     2004      2003     2002      2001     2000 1
----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period           $ 9.25    $ 9.04   $ 9.51    $ 9.97    $10.00
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .45       .52      .50       .76       .67
 Net realized and unrealized gain (loss)           .29       .12     (.50)     (.47)     (.04)
                                                ----------------------------------------------------
 Total from investment operations                  .74       .64       --       .29       .63
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.42)     (.43)    (.47)     (.75)     (.66)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $9.57     $9.25    $9.04     $9.51    $ 9.97
                                                ====================================================

----------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2               8.21%     7.35%    0.05%     2.96%     6.51%

----------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)     $615,744  $207,433 $236,111  $350,126  $194,933
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $346,347  $210,987 $303,123  $323,725  $ 82,761
----------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                            5.05%     5.73%    5.37%     7.60%     7.79%
 Total expenses                                   1.71%     1.91%    1.92%     1.65%     1.77%
 Expenses after payments and waivers and
 reduction to custodian expenses                  1.51%     1.71%    1.72%     1.45%     1.38%
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           155%        9%      92%       47%       62%

1. For the period from September 8, 1999 (commencement of operations) to July 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

37 |  OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Senior Floating Rate Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund seeks as high a level of current income and preservation of capital as is consistent with investing primarily in senior floating rate loans and other debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to an Early Withdrawal Charge. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the beginning of the month in which you purchase them.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

38 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
 WHEN-ISSUED AND DELAYED DELIVERY SECURITY TRANSACTIONS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interest or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase prices, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interest or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in "when issued" and "delayed delivery" purchases, it will do so for the purpose of acquiring interest or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.
--------------------------------------------------------------------------------
 SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans.
    Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
    As of July 31, 2004, securities with an aggregate market value of $1,407,496,401, representing 111.0% of the Fund's net assets were comprised of Senior Loans, of which $1,013,424,234 representing 79.87% of net assets, were illiquid.
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. Senior Loans are subject to credit risk. Credit risk relates to the ability of the borrower under a Senior Loan to make interest and principal payments as they become due. The Fund's investments in Senior Loans are subject to risk of default. As of July 31, 2004, securities with an aggregate market value of $1,835,777, representing 0.14% of the Fund's net assets, were in default.

39 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.
                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED      OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                   LOSS     FOR FEDERAL INCOME
    INCOME                    GAIN    CARRYFORWARD 1,2,3,4          TAX PURPOSES
--------------------------------------------------------------------------------
         $286,337              $--            $40,319,218            $11,619,877
 1. As of July 31, 2004, the Fund had $39,834,742 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2004, details of the capital loss carryforwards were as follows:
                              EXPIRING
                              ----------------------
                              2010     $  13,831,444
                              2011        26,003,298
                                       -------------
                              Total    $  39,834,742
                                       =============
 2. As of July 31, 2004, the Fund had $484,476 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2013.
 3. During the fiscal year ended July 31, 2004, the Fund utilized $1,064,614 of capital loss carryforward to offset capital gains realized in that fiscal year.
 4. During the fiscal year ended July 31, 2003, the Fund did not utilize any capital loss carryforward.

40 | OPPENHEIMER SENIOR FLOATING RATE FUND

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2004. Net assets of the Fund were unaffected by the reclassifications.
                                         REDUCTION TO
                 REDUCTION TO         ACCUMULATED NET
                 ACCUMULATED NET     REALIZED LOSS ON
                 INVESTMENT INCOME        INVESTMENTS
                 ------------------------------------
                 $3,989,886                $3,989,886

The tax character of distributions paid during the years ended July 31, 2004 and July 31, 2003 was as follows:
                                             YEAR ENDED      YEAR ENDED
                                          JULY 31, 2004   JULY 31, 2003
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income            $31,782,413     $19,836,801

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities     $1,413,986,617
                                                    ==============
                 Gross unrealized appreciation      $   16,936,704
                 Gross unrealized depreciation          (5,316,827)
                                                    --------------
                 Net unrealized appreciation        $   11,619,877
                                                    ==============
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

41 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are earned as compensation for agreeing to changes in loan agreements.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has adopted the following fundamental policies concerning periodic repurchase offers:
 o The Fund will make periodic Repurchase Offers, pursuant to Rule 23c-3 under the Investment Company Act of 1940 (as that rule may be amended from time to time).
 o Repurchase offers shall be made at periodic intervals of three months between Repurchase Request Deadlines. The Deadlines will be at the time on a regular business day (normally the last regular business day) in the months of January, April, July and October to be determined by the Fund's Board of Trustees.
 o The Repurchase Pricing Date for a particular Repurchase Offer shall be not more than 14 days after the Repurchase Request Deadline for the Repurchase Offer. If that day is not a normal business day, then the Repurchase Pricing Date will be the following regular business day.
    Each quarter, the Fund's Board will determine the number of shares that the Fund will offer to repurchase in a particular Repurchase Offer. The Repurchase Offer Amount will

42 | OPPENHEIMER SENIOR FLOATING RATE FUND be at least 5% but not more than 25% of the total number of shares of all classes of the Fund (in the aggregate) outstanding on the Repurchase Request Deadline. If shareholders tender more than the Repurchase Offer Amount for a particular Repurchase Offer, the Fund may repurchase up to an additional 2% of the shares outstanding on the Repurchase Request Deadline.

 For the year ended July 31, 2004, the Fund extended four Repurchase Offers:
                             PERCENTAGE OF
                               OUTSTANDING        NUMBER OF
          REPURCHASE            SHARES THE       SHARES THE        NUMBER OF
          REQUEST             FUND OFFERED     FUND OFFERED  SHARES TENDERED
          DEADLINES          TO REPURCHASE    TO REPURCHASE    (ALL CLASSES)
--------------------------------------------------------------------------------
          October 31, 2003              20%      10,677,075        1,922,057
          January 31, 2004              20       12,900,575        2,183,639
          April 30, 2004                20       17,057,147        2,436,404
          July 31, 2004                 20       26,532,610        3,319,374

 The Fund is authorized to issue an unlimited number of shares of each class and at the date of this report has registered 200 million shares, par value $0.001 each. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JULY 31, 2004         YEAR ENDED JULY 31, 2003
                                SHARES             AMOUNT        SHARES             AMOUNT
---------------------------------------------------------------------------------------------
 CLASS A
 Sold                       36,589,676       $346,722,635     2,133,732     $   19,355,973
 Dividends and/or
 distributions reinvested      559,316          5,301,678       134,239          1,208,043
 Repurchased                (2,575,947)       (24,420,211)   (1,255,972)       (11,243,501)
                            -----------------------------------------------------------------
 Net increase               34,573,045       $327,604,102     1,011,999     $    9,320,515
                            =================================================================

---------------------------------------------------------------------------------------------
 CLASS B
 Sold                       14,652,433       $138,541,892     2,286,292     $   20,672,656
 Dividends and/or
 distributions reinvested      597,692          5,649,211       531,738          4,784,062
 Repurchased                (3,264,998)       (30,860,952)   (5,385,598)       (48,276,184)
                            -----------------------------------------------------------------
 Net increase (decrease)    11,985,127       $113,330,151    (2,567,568)    $  (22,819,466)
                            =================================================================

---------------------------------------------------------------------------------------------
 CLASS C
 Sold                       45,179,360       $428,020,260     4,345,531     $   39,484,371
 Dividends and/or
 distributions reinvested    1,084,497         10,272,335       778,076          7,002,451
 Repurchased                (4,337,385)       (40,979,642)   (8,805,619)       (78,864,728)
                            -----------------------------------------------------------------
 Net increase (decrease)    41,926,472       $397,312,953    (3,682,012)    $  (32,377,906)
                            =================================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2004, were $2,096,063,552 and $1,143,326,588, respectively.

43 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.
--------------------------------------------------------------------------------
 ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2004, the Fund paid $594,432 to OFS for services to the Fund.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of up to 0.75% per year on Class B and Class C shares. The Board of Trustees has currently set that fee rate at 0.50% of average annual net assets of the respective class per year under each plan but may increase it up to 0.75% in the future. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2004 for Class B and Class C shares were $6,342,639 and $13,111,372, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

44 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                                               CLASS A        CLASS B        CLASS C
                               CLASS A      CONTINGENT     CONTINGENT     CONTINGENT
                             FRONT-END        DEFERRED       DEFERRED       DEFERRED
                         SALES CHARGES   SALES CHARGES  SALES CHARGES  SALES CHARGES
                           RETAINED BY     RETAINED BY    RETAINED BY    RETAINED BY
 YEAR ENDED                DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------------
 July 31, 2004                $504,323          $2,355       $261,669        $51,818

--------------------------------------------------------------------------------------

 PAYMENTS AND WAIVERS OF EXPENSES. The management fee is based upon a percentage of the Fund's average annual net assets and is shown without giving effect to a voluntary reduction by the Manager of 0.20% of the Fund's average annual net assets. As a result of this agreement the Fund was reimbursed $1,384,053 for the year ended July 31, 2004. That voluntary reduction and waiver may be withdrawn or amended at any time.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended July 31, 2004, OFS waived $48, $1,099 and $591 for Class A, Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of July 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Most Senior Loans and many of the Fund's other investments are illiquid. The aggregate value of illiquid securities subject to this limitation as of July 31, 2004 was $1,023,002,947, which represents 80.63% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. LOAN COMMITMENTS
 Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $8,063,854 at July 31, 2004. These commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. The Fund generally will maintain with its custodian, short-term investments having an aggregate value at least equal to the amount of unfunded loan commitments.

45 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 7. BANK BORROWINGS
 The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, to meet repurchase obligations or for temporary and emergency purposes. The Fund may borrow up to a certain percentage of its total assets from a bank to purchase portfolio securities (a technique referred to as "leverage"), to finance share repurchases during Repurchase Offers, and to fund additional loan commitments or for cash management purposes. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively, of which commitment $80 million is allocated to the Fund. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $12,800,000 at July 31, 2004 at an interest rate of 2.12%. For the year ended July 31, 2004, the average monthly loan balance was $11,058,392 at an average daily interest rate of 1.778%. The Fund had gross borrowings and gross loan repayments of $512,500,000 and $499,700,000, respectively, during the year ended July 31, 2004. The maximum amount of borrowings outstanding at any month-end was $47,500,000. The Fund paid $26,923 in commitment fees and interest of $213,483 during the year ended July 31, 2004.

--------------------------------------------------------------------------------
8. SUBSEQUENT EVENTS - LITIGATION

Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


46 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER SENIOR FLOATING RATE FUND:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Senior Floating Rate Fund, including the statement of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Senior Floating Rate Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


 DELOITTE & TOUCHE LLP

 Denver, Colorado
 September 21, 2004

47 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended July 31, 2004 are eligible for the corporate dividend-received deduction.
    Dividends, if any, paid by the Fund during the fiscal year ended July 31, 2004 which are not designated as capital gain distributions, may be eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates. The amount will be the maximum amount allowed.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.
    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied and the SEC's Public Reference Room in Washington D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

48 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE;
FUND, LENGTH OF SERVICE, AGE         NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                          THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                             80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                     RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,                Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company
Vice Chairman (since 2003)           (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company
and Trustee (since 1999)             (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following
Age: 67                              private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
                                     Corporation and Broadway Ventures (since 1984); a director of the following public companies:
                                     Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and
                                     UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of
                                     Campus Crusade for Christ and the Bradley Foundation. Formerly a director of the following:
                                     Storage Technology Corporation (a publicly-held computer equipment company) (1991-February
                                     2003), and International Family Entertainment (television channel) (1992-1997), Frontier Real
                                     Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991). Oversees 38
                                     portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                      Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1999)                 equity funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G.
Age: 73                              Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and
                                     Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March
                                     1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                     (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards
                                     Trust Company. Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                     Formerly Assistant Secretary and a director (December 1991-April 1999) of Centennial Asset
Trustee (since 1999)                 Management Corporation; President, Treasurer and a director (June 1989-April 1999) of
Age: 67                              Centennial Capital Corporation; Chief Executive Officer and a director of MultiSource Services,
                                     Inc. (March 1996-April 1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                   A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000).
Trustee (since 1999)                 Formerly Director (March 2001-May 2002) of Genetic ID, Inc. and its subsidiaries (a privately
Age: 65                              held biotech company); a partner (July 1974-June 1999) with PricewaterhouseCoopers LLP (an accounting firm); and Chairman (July 1994-June 1998) of Price Waterhouse LLP Global Investment
                                     Management Industry Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                       Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for-profit foundation);
Trustee (since 1999)                 a director (since 1997) of Putnam Lovell Finance (finance company); a director (since June
Age: 62                              2002) of UNUMProvident (an insurance company). Formerly a director (October 1999-October 2003)
                                     of P.R. Pharmaceuticals (a privately held company); Chairman and a director (until October
                                     1996) and President and Chief Executive Officer (until October 1995) of the Manager; President,
                                     Chief Executive Officer and a director (until October 1995) of Oppenheimer Acquisition Corp.,
                                     Shareholders Services Inc. and Shareholder Financial Services, Inc. Oversees 38 portfolios in the OppenheimerFunds complex.

49 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

SAM FREEDMAN,                        Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly (until
Trustee (since 1999)                 October 1994) Mr. Freedman held several positions in subsidiary or affiliated companies of the
Age: 63                              Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,            Trustee of MassMutual Institutional Funds (since 1996) and MML Series Investment Fund (since
Trustee (since 2000)                 1987) (both open-end investment companies) and the Springfield Library and Museum Association
Age: 62                              (since 1995) (museums) and the Community Music School of Springfield (music school) (since
                                     1996); Trustee (since 1987), Chairman of the Board (since 2003) and Chairman of the investment committee (since 1994) for the Worcester Polytech Institute (private university); and President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund).
                                     Formerly, member of the investment committee of the Community Foundation of Western
                                     Massachusetts (1998 - 2003); Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B.
                                     (formerly SIS Bank) (commercial bank); and Executive Vice President (January 1999-July 1999) of
                                     Peoples Heritage Financial Group, Inc. (commercial bank). Oversees 38 portfolios in the
                                     OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                   THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
AND OFFICER                          11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                                     RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                      Chairman, Chief Executive Officer and director (since June 2001) and President (since September
President and Trustee (since         2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President
2001)                                and a director (since July 2001) of Oppenheimer Acquisition Corp. (the Manager's parent holding
Age: 55                              company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                     Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder Services, Inc. and of
                                     Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                     Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November
                                     2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July
                                     2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                     Asset Management, Inc.; Executive Vice President (since February 1997) of Massachusetts Mutual
                                     Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB
                                     Acquisition Corporation (a holding company that owns the shares of Babson Capital Management
                                     LLC); a member of the Investment Company Institute's Board of Governors (elected to serve from
                                     October 3, 2003 through September 30, 2006). Formerly, Chief Operating Officer (September
                                     2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML
                                     Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                                     Executive Officer and director (September 1999-August 2000) of MML Bay State Life Insurance
                                     Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                     wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios as Trustee/ Director and 10 portfolios as Officer in the OppenheimerFunds complex.Officers

50 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
OFFICERS                             THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO WORLD FINANCIAL
                                     CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY, WELSH,
                                     WIXTED, ZIMMER, AND MS. HUI, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES
                                     FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

ARTHUR ZIMMER,                       Senior Vice President of the Manager (since June 1997) and of HarbourView Asset Management
Vice President (since 1999)          Corporation (since April 1999); an officer of 1 portfolio in the OppenheimerFunds complex.
Age: 58                              Formerly Vice President of the Manager (October 1990 - June 1997); Vice President of Centennial
                                     Asset Management Corporation (June 1997 - November 2001).

MARGARET HUI,                        Assistant Vice President of the Manager (since October 1999); an officer of 1 portfolio in the
Assistant Vice President             OppenheimerFunds complex; before joining the Manager, she was Vice President - Syndications of
(since 1999)                         Sanwa Bank California (January 1998 - September 1999), prior to which she was a Vice President
Age: 44                              of Banque Nationale de Paris (May 1990 - January 1998).

JOSEPH WELSH,                        Vice President (since December 2000) of the Manager; a high yield bond analyst for the Manager
Assistant Vice President             (since January 1995); an officer of 1 portfolio in the OppenheimerFunds complex; formerly,
(since 1999)                         Assistant Vice President of the Manager (December 1996-November 2000).
Age: 39

BRIAN W. WIXTED,                     Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of HarbourView
Treasurer (since 1999)               Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc.,
Age: 44                              Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
                                     (since March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                                     International Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional Asset
                                     Management, Inc. (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado
                                     non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer (since May
                                     2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                     (since March 1999) of Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial
                                     Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program
                                     (April 2000-June 2003); Principal and Chief Operating Officer (March 1995-March 1999) at
                                     Bankers Trust Company-Mutual Fund Services Division. An officer of 83 portfolios in the
                                     OppenheimerFunds complex.

ROBERT G. ZACK,                      Executive Vice President (since January 2004) and General Counsel (since February 2002) of the
Vice President and Secretary         Manager; General Counsel and a director (since November 2001) of the Distributor; General
(since 2001)                         Counsel (since November 2001) of Centennial Asset Management Corporation; Senior Vice President
Age: 56                              and General Counsel (since November 2001) of HarbourView Asset Management Corporation;
                                     Secretary and General Counsel (since November 2001) of Oppenheimer Acquisition Corp.; Assistant
                                     Secretary and a director (since October 1997) of OppenheimerFunds International Ltd. and
                                     OppenheimerFunds plc; Vice President and a director (since November 2001) of Oppenheimer
                                     Partnership Holdings, Inc.; a director (since November 2001) of Oppenheimer Real Asset
                                     Management, Inc.; Senior Vice President, General Counsel and a director (since November 2001)
                                     of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments,
                                     Inc. and OFI Trust Company; Vice President (since November 2001) of OppenheimerFunds Legacy
                                     Program; Senior Vice President and General Counsel (since November 2001) of OFI Institutional
                                     Asset Management, Inc.; a director (since June 2003) of OppenheimerFunds (Asia) Limited.
                                     Formerly Senior Vice President (May 1985-December 2003), Acting General Counsel (November

51 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,              2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
Continued                    Secretary of Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc.
                             (November 1989-November 2001); and OppenheimerFunds International Ltd. (October 1997-November 2001). An
                             officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,            Senior Vice President and Chief Compliance Officer (since March 2004) of the Manager; Vice President
Vice President and Chief     (since June 1983) of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Compliance Officer           Shareholder Services, Inc. Formerly (until February 2004) Vice President and Director of Internal Audit
(since 2004)                 of OppenheimerFunds, Inc. An officer of 83 portfolios in the Oppenheimer funds complex.
Age: 53

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

52 | OPPENHEIMER SENIOR FLOATING RATE FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)      Audit Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed $21,000 in fiscal 2004 and $19,500 in fiscal 2003.

         (b)      Audit-Related Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

                  The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $34,734 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)      Tax Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $10,448 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)      All Other Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $3,500 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e)(1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

                  The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

                  Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

                  (2) 100%

         (f)      Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $48,682 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

         Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10. CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A)      EXHIBIT   ATTACHED   HERETO.   (ATTACH   CODE  OF   ETHICS  AS
                  EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B)      EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)